Debt and Equity Securities - Summary of Debt and Equity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Summary Of Debt And Equity Securities [Line Items]
Securities Held-To-Maturity, Amortized Cost	$ 36,624	$ 28,195
Securities Held-To-Maturity, Gross Unrealized Gains	190	348
Securities Held-To-Maturity, Gross Unrealized Losses	669	178
Securities Held-To-Maturity, Estimated Market Value	36,145	28,365
Securities Available-For-Sale, Amortized Cost	319,201	332,506
Securities Available-For-Sale, Gross Unrealized Gains	557	973
Securities Available-For-Sale, Gross Unrealized Losses	7,173	2,351
Total investment securities available-for-sale	312,585	331,128
US Government-Sponsored Enterprises (GSEs) [Member]
Summary Of Debt And Equity Securities [Line Items]
Securities Available-For-Sale, Amortized Cost	61,879	77,177
Securities Available-For-Sale, Gross Unrealized Gains	0	215
Securities Available-For-Sale, Gross Unrealized Losses	2,391	483
Total investment securities available-for-sale	59,488	76,909
Government-Sponsored Enterprises (GSEs) residential [Member]
Summary Of Debt And Equity Securities [Line Items]
Securities Held-To-Maturity, Amortized Cost	11,856	9,375
Securities Held-To-Maturity, Gross Unrealized Gains	48	60
Securities Held-To-Maturity, Gross Unrealized Losses	230	169
Securities Held-To-Maturity, Estimated Market Value	11,674	9,266
Securities Available-For-Sale, Amortized Cost	166,316	192,983
Securities Available-For-Sale, Gross Unrealized Gains	496	430
Securities Available-For-Sale, Gross Unrealized Losses	2,447	1,498
Total investment securities available-for-sale	164,365	191,915
SBAP [Member]
Summary Of Debt And Equity Securities [Line Items]
Securities Available-For-Sale, Amortized Cost	37,577	31,253
Securities Available-For-Sale, Gross Unrealized Gains	9	54
Securities Available-For-Sale, Gross Unrealized Losses	729	273
Total investment securities available-for-sale	36,857	31,034
Obligations of States and Political Subdivisions [Member]
Summary Of Debt And Equity Securities [Line Items]
Securities Held-To-Maturity, Amortized Cost	24,768	18,820
Securities Held-To-Maturity, Gross Unrealized Gains	142	288
Securities Held-To-Maturity, Gross Unrealized Losses	439	9
Securities Held-To-Maturity, Estimated Market Value	24,471	19,099
Securities Available-For-Sale, Amortized Cost	53,429	31,093
Securities Available-For-Sale, Gross Unrealized Gains	52	274
Securities Available-For-Sale, Gross Unrealized Losses	1,606	97
Total investment securities available-for-sale	$ 51,875	$ 31,270